Other long-term liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Mar. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
Acquisition-related payables	$ 0	$ 8,000
Accrued payroll taxes on stock-based compensation	3,154	198
Total other long-term liabilities	$ 3,154	$ 8,198